NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	Communications - 2.8%
23,394	Match Group, Inc.(a)	$729,893
18,224	Omnicom Group, Inc.	1,510,952
39,909	Telephone & Data Systems, Inc.	1,546,074
		3,786,919
	Consumer Discretionary - 9.7%
29,281	Advance Auto Parts, Inc.	1,148,108
19,114	Autoliv, Inc.	1,690,633
17,385	Century Communities, Inc.	1,166,534
6,259	Darden Restaurants, Inc.	1,300,370
6,084	Dick’s Sporting Goods, Inc.	1,226,290
25,081	Etsy, Inc.(a)	1,183,322
30,241	Harley-Davidson, Inc.	763,585
14,257	Lear Corporation	1,257,753
21,049	MGM Resorts International(a)	623,892
43,651	MillerKnoll, Inc.	835,480
31,322	Mister Car Wash, Inc.(a)	247,131
4,898	Penske Automotive Group, Inc.	705,214
11,123	Shoe Carnival, Inc.	244,595
9,204	Sonic Automotive, Inc., Class A	524,260
		12,917,167
	Consumer Staples - 6.1%
18,355	BellRing Brands, Inc.(a)	1,366,713
44,528	Conagra Brands, Inc.	1,187,562
14,451	Five Below, Inc.(a)	1,082,741
51,704	Flowers Foods, Inc.	982,893
9,768	Ingredion, Inc.	1,320,731
8,894	MGP Ingredients, Inc.	261,306
5,475	Post Holdings, Inc.(a)	637,071
14,655	PriceSmart, Inc.	1,287,442
		8,126,459
	Energy - 5.5%
20,137	ConocoPhillips	2,114,788
23,673	Innovex International, Inc.(a)	425,167
36,128	Murphy Oil Corporation	1,026,035

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Energy - 5.5% (Continued)
102,680	Nov, Inc.(a)	$1,562,789
158,221	Patterson-UTI Energy, Inc.	1,300,577
49,975	ProPetro Holding Corporation(a)	367,316
9,903	Weatherford International plc	530,306
		7,326,978
	Financials - 16.4%
10,618	American Financial Group, Inc.	1,394,568
21,216	Ameris Bancorp	1,221,405
80,388	Apollo Commercial Real Estate Finance, Inc. REIT	769,313
22,512	Cathay General Bancorp	968,691
27,094	CNO Financial Group, Inc.	1,128,465
3,996	Everest Re Group Ltd.	1,451,867
32,516	EZCORP, Inc., Class A(a)	478,636
33,985	First Commonwealth Financial Corporation	528,127
100,269	First Horizon National Corporation	1,947,225
60,902	Fulton Financial Corporation	1,101,717
9,439	Hanover Insurance Group, Inc. (The)	1,641,914
7,385	Lakeland Financial Corp.	438,964
16,680	NBT Bancorp, Inc.	715,572
11,888	OFG Bancorp	475,758
9,264	Reinsurance Group of America, Inc.	1,824,082
16,007	Selective Insurance Group, Inc.	1,465,281
7,802	Stifel Financial Corporation(a)	735,417
12,561	StoneX Group, Inc.(a)	959,409
27,796	Unum Group	2,264,261
7,575	Westamerica BanCorporation	383,522
		21,894,194
	Health Care - 7.7%
67,149	AdaptHealth Corp.(a)	727,895
4,293	Addus HomeCare Corporation(a)	424,535
30,411	BioMarin Pharmaceutical, Inc.(a)	2,149,754
17,044	Cardinal Health, Inc.	2,348,151
20,703	DexCom, Inc.(a)	1,413,808
7,668	Encompass Health Corporation	776,615

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Health Care - 7.7% (Continued)
60,676	Premier, Inc., Class A	$1,169,833
9,731	Tenet Healthcare Corporation(a)	1,308,820
		10,319,411
	Industrials - 12.1%
26,164	ABM Industries, Inc.	1,239,127
9,868	Albany International Corporation, Class A	681,287
36,974	Avista Corporation	1,548,101
9,271	FTI Consulting, Inc.(a)	1,521,186
48,645	Gates Industrial Corp. PLC(a)	895,554
5,881	Heidrick & Struggles International, Inc.	251,883
11,554	Jacobs Solutions, Inc.	1,396,763
37,262	Knight-Swift Transportation Holdings, Inc.	1,620,524
11,754	MSC Industrial Direct Company, Inc., Class A	912,933
37,820	Nextracker, Inc., Class A(a)	1,593,735
17,102	Oshkosh Corporation	1,608,957
12,788	Regal Rexnord Corporation	1,455,914
10,999	Rollins, Inc.	594,276
5,198	UniFirst Corporation	904,452
		16,224,692
	Information Technology - 0.4%
23,160	Photronics, Inc.(a)	480,802

	Materials - 10.2%
10,941	Albemarle Corp.	787,971
7,245	Alpha Metallurgical Resources, Inc.	907,436
134,811	Amcor plc(a)	1,307,667
8,203	AptarGroup, Inc.	1,217,161
24,002	Avient Corp.	891,914
26,434	Axalta Coating Systems Ltd.(a)	876,816
8,776	Ecolab, Inc.	2,224,891
7,570	Reliance Steel & Aluminum Company	2,185,838
14,581	RPM International, Inc.	1,686,730
53,061	SunCoke Energy, Inc. (a)	488,161

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Materials - 10.2% (Continued)
4,672	Vulcan Materials Company	$1,089,978
		13,664,563
	Real Estate - 13.3%
16,025	Agree Realty Corporation REIT	1,236,970
12,332	American Assets Trust, Inc. REIT	248,366
51,773	American Homes 4 Rent, Class A	1,957,537
50,664	CareTrust REIT, Inc. REIT	1,447,978
32,749	CoreCivic, Inc. REIT	664,477
27,373	CubeSmart REIT	1,169,101
19,888	EPR Properties REIT	1,046,308
25,151	Equity LifeStyle Properties, Inc. REIT	1,677,572
28,109	Four Corners Property Trust, Inc. REIT	806,728
18,206	Getty Realty Corporation REIT	567,663
34,441	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,007,055
5,842	Jones Lang LaSalle, Inc.(a)	1,448,290
49,326	National Retail Properties, Inc. REIT	2,103,754
52,087	Rexford Industrial Realty, Inc. REIT	2,039,206
29,805	SITE Centers Corp (a)	382,696
		17,803,701
	Technology - 7.8%
13,983	Akamai Technologies, Inc.(a)	1,125,632
21,286	Allegro MicroSystems, Inc.(a)	534,917
6,096	Broadridge Financial Solutions, Inc.	1,478,036
2,344	CACI International, Inc., Class A(a)	860,060
22,293	Calix, Inc.(a)	790,064
15,211	Ciena Corp.(a)	919,200
9,379	Digi International, Inc.(a)	261,018
38,987	DoubleVerify Holdings, Inc.(a)	521,256
4,433	Euronet Worldwide, Inc.(a)	473,666
19,803	LiveRamp Holdings, Inc.(a)	517,650
15,859	MAXIMUS, Inc.	1,081,426
31,772	ON Semiconductor Corporation(a)	1,292,803
34,498	SolarWinds Corp.(a)	635,798
		10,491,526

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Utilities - 5.8%
30,095	California Water Service Group	$1,458,404
21,440	Evergy, Inc.	1,478,288
18,907	H2O America	1,034,024
48,865	OGE Energy Corporation	2,245,834
8,315	Ormat Technologies, Inc.	588,453
10,568	Pinnacle West Capital Corporation	1,006,602
		7,811,605

	TOTAL COMMON STOCKS (Cost $134,588,432)	130,848,017

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
10,734	iShares Russell Midcap Value	1,352,162
7,003	Vanguard Small-Cap Value ETF	1,304,589
		2,656,751

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,645,648)	2,656,751

	TOTAL INVESTMENTS - 99.8% (Cost $137,234,080)	$133,504,768
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	214,028
	NET ASSETS - 100.0%	$133,718,796

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust